Unaudited Interim Condensed Consolidated Statements of Comprehensive Income/(Loss) (Parentheticals) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Interest and finance costs, related party	$ 1,225	$ 143